OTHER ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2018
OTHER ASSETS [Abstract]
OTHER ASSETS
20.	OTHER ASSETS – THIRD PARTIES

Other assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Prepayments for purchase of property, plant and equipment	242,867,413	467,848,176
Deferred losses related to sales leaseback transactions (note 25)	251,751,659	217,127,346
Prepayment for warranty insurance premium	112,969,373	121,339,137
Deposit for rent and others	77,447,776	67,283,761
Value-added tax recoverable for solar power plants	2,190,152	30,217,620
Prepayment of income tax attributable to intercompany transactions	-	8,394,367
Prepayment for land use rights	26,000,000	-
Total	713,226,373	912,210,407